PORTFOLIO OF INVESTMENTS – as of March 31, 2023 (Unaudited)

Vaughan Nelson Small Cap Value Fund

Shares	Description	Value (†)

Common Stocks – 91.0% of Net Assets
	Banks – 2.0%
47,650	Cadence Bank	$989,214
82,195	Old National Bancorp	1,185,252
31,725	United Bankshares, Inc.	1,116,720
46,145	United Community Banks, Inc.	1,297,597

		4,588,783

	Building Products – 1.0%
27,865	Advanced Drainage Systems, Inc.	2,346,512

	Capital Markets – 5.3%
67,620	Artisan Partners Asset Management, Inc., Class A	2,162,488
37,330	Cboe Global Markets, Inc.	5,011,179
57,935	Moelis & Co., Class A	2,227,021
160,060	Virtu Financial, Inc., Class A	3,025,134

		12,425,822

	Chemicals – 5.5%
124,215	Chemours Co.	3,718,997
401,555	Element Solutions, Inc.	7,754,027
61,710	Mativ Holdings, Inc.	1,324,914

		12,797,938

	Consumer Staples Distribution & Retail – 1.9%
71,525	Performance Food Group Co.(a)	4,315,818

	Electronic Equipment, Instruments & Components – 9.1%
37,950	Advanced Energy Industries, Inc.	3,719,100
84,665	Coherent Corp.(a)	3,224,043
40,190	Fabrinet(a)	4,772,964
65,860	Insight Enterprises, Inc.(a)	9,415,346

		21,131,453

	Energy Equipment & Services – 0.7%
147,790	Patterson-UTI Energy, Inc.	1,729,143

	Gas Utilities – 3.0%
50,655	Southwest Gas Holdings, Inc.	3,163,405
53,955	Spire, Inc.	3,784,403

		6,947,808

	Ground Transportation – 3.7%
24,940	Landstar System, Inc.	4,470,744
15,085	Saia, Inc.(a)	4,104,327

		8,575,071

	Health Care Providers & Services – 1.3%
50,275	Tenet Healthcare Corp.(a)	2,987,341

	Hotels, Restaurants & Leisure – 4.6%
127,900	Bally’s Corp.(a)	2,496,608

Shares	Description	Value (†)

Common Stocks – continued
	Hotels, Restaurants & Leisure – continued
202,955	Everi Holdings, Inc.(a)	$3,480,678
179,134	International Game Technology PLC	4,800,791

		10,778,077

	Household Durables – 3.6%
41,140	Installed Building Products, Inc.	4,691,194
17,600	Meritage Homes Corp.	2,054,976
21,855	Skyline Champion Corp.(a)	1,644,152

		8,390,322

	Industrial REITs – 1.8%
120,145	STAG Industrial, Inc.	4,063,304

	Insurance – 3.0%
63,785	First American Financial Corp.	3,550,273
35,825	Selective Insurance Group, Inc.	3,415,197

		6,965,470

	Life Sciences Tools & Services – 2.1%
152,780	Avantor, Inc.(a)	3,229,769
121,060	Maravai LifeSciences Holdings, Inc., Class A(a)	1,696,051

		4,925,820

	Machinery – 6.9%
25,385	Alamo Group, Inc.	4,674,902
59,155	Federal Signal Corp.	3,206,792
51,740	Franklin Electric Co., Inc.	4,868,734
20,040	Watts Water Technologies, Inc., Class A	3,373,133

		16,123,561

	Marine Transportation – 1.6%
53,100	Kirby Corp.(a)	3,701,070

	Media – 1.4%
100,000	Gray Television, Inc.	872,000
142,820	TEGNA, Inc.	2,415,086

		3,287,086

	Mortgage Real Estate Investment Trusts (REITs) – 1.5%
140,580	MFA Financial, Inc.	1,394,554
87,120	PennyMac Mortgage Investment Trust	1,074,190
68,385	Two Harbors Investment Corp.	1,005,943

		3,474,687

	Oil, Gas & Consumable Fuels – 2.0%
42,640	Antero Resources Corp.(a)	984,558
54,920	Comstock Resources, Inc.	592,587
28,480	Ovintiv, Inc.	1,027,558
32,695	PDC Energy, Inc.	2,098,365

		4,703,068

Shares	Description	Value (†)

Common Stocks – continued
	Personal Care Products – 0.7%
125,605	Coty, Inc., Class A(a)	$1,514,796

	Professional Services – 7.8%
55,010	ASGN, Inc.(a)	4,547,677
22,340	ExlService Holdings, Inc.(a)	3,615,282
55,480	Kforce, Inc.	3,508,555
70,080	WNS Holdings Ltd., ADR(a)	6,529,354

		18,200,868

	Semiconductors & Semiconductor Equipment – 6.0%
84,210	Ichor Holdings Ltd.(a)	2,757,036
36,510	MKS Instruments, Inc.	3,235,516
109,730	Rambus, Inc.(a)	5,624,760
72,565	Ultra Clean Holdings, Inc.(a)	2,406,255

		14,023,567

	Specialized REITs – 1.8%
98,095	National Storage Affiliates Trust	4,098,409

	Specialty Retail – 0.7%
7,045	RH(a)	1,715,810

	Textiles, Apparel & Luxury Goods – 2.2%
68,515	Capri Holdings Ltd.(a)	3,220,205
107,090	Wolverine World Wide, Inc.	1,825,884

		5,046,089

	Trading Companies & Distributors – 9.8%
59,500	Beacon Roofing Supply, Inc.(a)	3,501,575
149,165	Core & Main, Inc., Class A(a)	3,445,712
57,475	GATX Corp.	6,323,399
41,310	Rush Enterprises, Inc., Class A	2,255,526
140,000	Univar Solutions, Inc.(a)	4,904,200
7,135	Watsco, Inc.	2,270,072

		22,700,484

	Total Common Stocks (Identified Cost $193,164,195)	211,558,177

Principal Amount

Short-Term Investments – 8.3%
$ 19,206,507	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2023 at 2.100% to be repurchased at $19,209,868 on 4/03/2023 collateralized by $20,095,400 U.S. Treasury Note, 2.875% due 6/15/2025 valued at $19,590,664 including accrued interest(b) (Identified Cost $19,206,507)	19,206,507

	Total Investments – 99.3% (Identified Cost $212,370,702)	230,764,684
	Other assets less liabilities – 0.7%	1,725,620

	Net Assets – 100.0%	$232,490,304

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$211,558,177	$—	$—	$211,558,177
Short-Term Investments	—	19,206,507	—	19,206,507

Total	$211,558,177	$19,206,507	$—	$230,764,684

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at March 31, 2023 (Unaudited)

Trading Companies & Distributors	9.8%
Electronic Equipment, Instruments & Components	9.1
Professional Services	7.8
Machinery	6.9
Semiconductors & Semiconductor Equipment	6.0
Chemicals	5.5
Capital Markets	5.3
Hotels, Restaurants & Leisure	4.6
Ground Transportation	3.7
Household Durables	3.6
Insurance	3.0
Gas Utilities	3.0
Textiles, Apparel & Luxury Goods	2.2
Life Sciences Tools & Services	2.1
Oil, Gas & Consumable Fuels	2.0
Banks	2.0
Other Investments, less than 2% each	14.4
Short-Term Investments	8.3

Total Investments	99.3
Other assets less liabilities	0.7

Net Assets	100.0%